Long-Term Debt (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-term Debt [Text Block]
Note 6 – Long-Term Debt

As of September 30, 2012, the Company had $1.1 million of 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) which are no longer convertible into common shares; interest was payable semi-annually and the Notes may be redeemed, in whole or in part, at par.  The Company had not remitted the March 1, 2010 and 2011 and September 1, 2010 and 2011 semi-annual interest payments of $417,800 each and the March 1, 2012 semi-annual interest and principal payment of $1.4 million to the trustee.  The non-payments constitute an event of default under the Indenture governing the Notes and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Notes unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.  At September 30, 2012, the total amount outstanding under the Notes was classified as Current portion of long-term debt in the Condensed Consolidated Balance Sheets.  As part of the Company’s restructuring plan, see Note 2 – Plan of Restructuring, the Company offered the holders of the Notes to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged.  The offer expired on October 31, 2011.  $9.0 million principal amount of the Notes were exchanged, leaving $1.2 million outstanding.  The Company continues to consider further exchanges of the Notes on the same terms as previously offered and an additional $57,000 principal amount of the Notes have been exchanged.

As of September 30, 2012, the Company had $0.3 million of 9½% Subordinated debentures due 2012 (the “Debentures”) which were due in annual sinking fund payments of $105,700 beginning in 2009, which payments have not been remitted by the Company, with the remainder due in 2012; interest is payable semi-annually and the Debentures may be redeemed, in whole or in part, at par.  The Company had not remitted the June 1, 2010 and 2011 and December 1, 2010, 2011 and 2012 semi-annual interest payments of $50,200 each to the trustee.  The non-payments constitute an event of default under the Indenture governing the Debentures and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.  The failure to make the sinking fund and interest payments are events of default under the Credit Agreement and no payment can be made to such trustee or the holders at this time as such defaults have not been waived.  At September 30, 2012, the total amount outstanding under the Debentures was classified as Current portion of long-term debt in the Condensed Consolidated Balance Sheets.  As part of the Company’s restructuring plan, see Note 2 – Plan of Restructuring, the Company offered the holders of the Debentures to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The offer expired on October 31, 2011.  $0.7 million principal amount of the Debentures were exchanged, leaving $0.3 million outstanding.  The Company continues to consider further exchanges of the Debentures on the same terms as previously offered and an additional $5,000 principal amount of the Debentures have been exchanged. The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims.

As part of the Company’s restructuring plan, the Company recorded gains of $0 and $60,000 for the three and nine months ended September 30, 2012, respectively, on debt extinguishment of principal and accrued interest on the Notes and Debentures that have been exchanged.

The Company has a bank Credit Agreement, as amended, which provides for a revolving loan of up to $1.0 million, based on eligible accounts receivable and inventory, at a variable rate of interest of Prime plus 2.00%, (5.25% at September 30, 2012), which matures January 1, 2013.  In June 2012, the senior lender reduced the revolving loan from $3.0 million to $1.0 million.  In October 2012, the senior lender agreed to modify the maturity date of the Credit Agreement from November 1, 2012 to January 1, 2013.  As of September 30, 2012, t he Company has drawn the full balance of the revolving loan facility in the amount of $1 million.  The Credit Agreement requires an annual facility fee on the unused commitment of 0.25%, and requires compliance with certain financial covenants, as defined in the Credit Agreement, which include a senior debt coverage ratio of not less than 1.75 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures.  As of September 30, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $6.5 million ($4.6 million at September 30, 2012), which the senior lender waived subsequent to the end of the quarter.  In addition, the senior lender has waived the defaults on the Notes and the Debentures, but in the event that the holders of the Notes or the Debentures or trustees declare a default and begin to exercise any of their rights or remedies in connection with the non-payment defaults, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  The senior lender has also waived the default of non-payment of certain pension plan contributions, but in the event that any government agency takes any enforcement action or otherwise exercises any rights or remedies it may have, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  The amounts outstanding under the Credit Agreement are collateralized by all of the Digital Display Division assets.

On June 17, 2011, the Company entered into a subscription agreement for a private placement consisting of $650,000 of 4.00% secured notes of the Company pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 promulgated thereunder.  In connection with the purchase of these notes, the subscriber received a five-year warrant to purchase 1,000,000 shares of Common Stock of the Company at an exercise price of $0.10 per share.  The financing was collateralized by the land held for sale located in Silver City, New Mexico, which has been sold , and the notes have been satisfied.

The Company has a $525,000 mortgage on its facility located in Des Moines, Iowa at a fixed rate of interest of 6.50% payable in monthly installments, which matures March 1, 2015 and requires a compensating balance of $200,000.

The Company has a $1.7 million mortgage on its real estate rental property located in Santa Fe, New Mexico at a variable rate of interest of Prime, with a floor of 6.75%, which was the interest rate in effect at September 30, 2012, payable in monthly installments, which matures December 12, 2012.

12.  Long-Term Debt

Long-term debt consists of the following :

In thousands	2011	2010
8¼% Limited convertible senior subordinated notes due 2012	$1,153	$10,129
9½% Subordinated debentures due 2012	339	1,057
Term loan bank secured, due in monthly installments through 2011	-	971
Revolving loan bank secured	500	4,100
Real estate mortgages secured, due in monthly installments through 2012	2,964	2,444
Other	-	12
Long-term debt, including current portion	4,956	18,713
Less portion due within one year	4,444	16,378
Long-term debt	$ 512	$ 2,335

Payments of long-term debt due for the next five years are :

In thousands	2012	2013	2014	2015	2016
Long-term debt due	$4,444	$57	$61	$394	$ -

As of December 31, 2011, the Company had $1.2 million of 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) which are no longer convertible into common shares; interest is payable semi-annually and the Notes may be redeemed, in whole or in part, at par.  The Company had not remitted the March 1, 2010 and 2011 and September 1, 2010 and 2011 semi-annual interest payments of $417,800 each and the March 1, 2012 semi-annual interest and principal payment of $1.4 million to the trustee.  The non-payments constitute an event of default under the Indenture governing the Notes and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. Upon any such declaration, such amount shall be due and payable immediately, and the trustee may commence legal action against us to recover the amounts due which ultimately could require the disposition of some or all of our assets. Any such action would require us to curtail or cease operations. At December 31, 2011, the total amount outstanding under the Notes is classified as Current portion of long-term debt in the Consolidated Balance Sheets.  As part of the Company’s restructuring plan, see Note 2 – Plan of Restructuring, the Company offered the holders of the Notes to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged.  The offer expired on October 31, 2011.  $8,976,000 principal amount of the Notes were exchanged, leaving $1.2 million outstanding.

As of December 31, 2011, the Company had $0.3 million of 9½% Subordinated debentures due 2012 (the “Debentures”) which are due in annual sinking fund payments of $105,700 beginning in 2009, which payments have not been remitted by the Company, with the remainder due in 2012; interest is payable semi-annually and the Debentures may be redeemed, in whole or in part, at par.  The Company has not remitted the June 1, 2010 and 2011 and December 1, 2010 and 2011 semi-annual interest payments of $50,200 each to the trustee.  The non-payments constitute an event of default under the Indenture governing the Debentures and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.  The failure to make the sinking fund and interest payments are events of default under the Credit Agreement since it involves indebtedness over $500,000 and no payment can be made to such trustee or the holders at this time as such defaults have not been waived.

At December 31, 2011, the total amount outstanding under the Debentures is classified as Current portion of long-term debt in the Consolidated Balance Sheets.  As part of the Company’s restructuring plan, see Note 2 Plan of Restructuring, the Company offered the holders of the Debentures to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The offer expired on October 31, 2011.  $718,000 principal amount of the Debentures were exchanged, leaving $339,000 outstanding.  The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims.

As part of the Company’s restructuring plan, the Company recorded an $8.8 million gain ($3.21 per share, basic and diluted) on debt extinguishment of principal and accrued interest on the Notes and Debentures that were exchanged.

The Company has a bank Credit Agreement, as amended, which provides for a revolving loan of up to $3.0 million, based on eligible accounts receivable and inventory, at a variable rate of interest of Prime plus 2.00%, (5.25% at December 31, 2011), which matures November 1, 2012.  As part of the Company’s restructuring plan, see Note 2  Plan of Restructuring, the Company paid $1.3 million of the outstanding term and revolving loan. The senior lender modified the Credit Agreement to reduce the availability under the revolving loan from $5.0 million to $3.0 million.  As of December 31, 2011, the Company has drawn $0.5 million against the revolving loan facility, of which $2.5 million was available for additional borrowing.  The Credit Agreement requires an annual facility fee on the unused commitment of 0.25%, and requires compliance with certain financial covenants, as defined in the Credit Agreement, which include a senior debt coverage ratio of not less than 1.00 to 1.00 (5.23 to 1.00 at December 31, 2011), a loan-to-value ratio of not more than 50% (3.0% at December 31, 2011) and a $1.0 million quarterly cap on capital expenditures ($128,000 at December 31, 2011) for each quarter remaining during the term of the Credit Agreement. As of December 31, 2011, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $11.5 million ($3.9 million at December 31, 2011), which the senior lender waived, such covenant is applicable for each quarter remaining during the term of  the Credit Agreement. In addition, the senior lender has waived the defaults on the Notes and the Debentures, but in the event that the holders of the Notes or the Debentures or trustees declare a default and begin to exercise any of their rights or remedies in connection with the non-payment defaults, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  In addition, the senior lender has waived the default of non-payment of certain pension plan contributions, but the placement of the lien by the PBGC constitutes a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have. The amounts outstanding under the Credit Agreement are collateralized by all of the Display division assets.

On June 17, 2011, the Company entered into a subscription agreement for a private placement consisting of $650,000 of 4.00% secured notes of the Company pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 promulgated thereunder.  In connection with the purchase of these notes, the subscriber received a five-year warrant to purchase 1,000,000 shares of Common Stock of the Company at an exercise price of $1.00 per share (subject to adjustment to $0.01 per share).  The financing is collateralized by the land held for sale located in Silver City, New Mexico.

On March 1, 2010, the Company refinanced it existing mortgage on its facility located in Des Moines, Iowa.  The refinancing was for $650,000 at a fixed rate of interest of 6.50% payable in monthly installments, which matures March 1, 2015 and requires a compensating balance of $200,000.  The Company used proceeds of $390,000 to settle the prior debt and used the $260,000 balance for working capital needs.

The Company has a $1.8 million mortgage on its real estate rental property located in Santa Fe, New Mexico at a variable rate of interest of Prime, with a floor of 6.75%, which was the interest rate in effect at December 31, 2011, payable in monthly installments, which matures December 12, 2012.

On February 25, 2010, the Company took out a mortgage on the land held for sale located in Silver City, New Mexico and repaid it on August 27, 2010.  The financing was for $100,000 at a fixed rate of interest of 7.80%, payable in monthly interest only payments, which was due to mature on February 25, 2012.